Summary of Significant Accounting Policies (Details) - Schedule of weighted-average Black-Scholes assumptions - Equity Option [Member]	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies (Details) - Schedule of weighted-average Black-Scholes assumptions [Line Items]
Expected life			6 years	6 years
Expected dividend yield			0.00%	0.00%
Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of weighted-average Black-Scholes assumptions [Line Items]
Expected life		6 years 3 months
Risk free interest rate		1.47%	1.47%	0.90%
Expected volatility		92.00%	91.00%	91.00%
Expected dividend yield
Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of weighted-average Black-Scholes assumptions [Line Items]
Risk free interest rate			3.055%	1.38%
Expected volatility			92.00%	92.00%